Fair Value Measurements - Included in Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) on derivative and hedging activities, net	$ 788	$ (439)	$ (751)
Gain (Losses) on Derivative Instruments [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) on derivative and hedging activities, net	906	(351)	(741)
Interest Expense [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) on derivative and hedging activities, net	$ (118)	$ (88)	$ (10)